RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Accounts and other receivable, net	$ 1,149		$ 1,149		$ 1,131
Other related parties
Disclosure of transactions between related parties [line items]
Revenues	54	$ 6	81	$ 53
Accounts and other receivable, net	1,432		1,432		1,376
Accounts / loan payable and other	276		276		23
Non-recourse borrowings in subsidiaries of the company	$ 44		$ 44		$ 68